Income Tax (Schedule of Other Comprehensive Income) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Abstract]
Other comprehensive income (loss) items, before tax	₪ 1	₪ 1	₪ (2)
Other comprehensive income (loss) items, tax (benefit) expenses		(1)	1
Total other comprehensive income (loss) for the year, net of tax	₪ 1		₪ (1)